Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
L&F milestone payment liability	$ 1,501,887	$ 1,500,000	$ 1,500,000
L&F Note (see Note 4)	(351,579)	(351,579)	(351,579)
L&F, net	1,510,308	1,148,421	1,148,421
Payroll accrual	879,026		911,737
Accrued interest	660,123	748,767	244,706
Deferred rent	12,077	16,913	20,502
Other			93
Total accrued expenses and other current liabilities	$ 2,701,534	$ 1,914,101	$ 2,325,459